Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total [Member]	Total
Balance as of October 31, 2009 at Oct. 31, 2009	$ 488,808	$ 78,450	$ 167,229	$ 259,424	$ 993,911
Balance as of October 31, 2009 (in Shares) at Oct. 31, 2009	120,137,000					120,137,000
Net income (loss)			(232,010)		(232,010)	(232,010)
Other comprehensive income				21,788	21,788	21,788
Repurchase and cancellation of Common shares	(215,304)		(127,844)	(106,852)	(450,000)	(215,304)
Repurchase and cancellation of Common shares (in Shares)	(52,941,000)					52,941,000
Stock options exercised	327				327
Stock options exercised (in Shares)	42,000
Stock-based compensation		3,538			3,538
Other	28	(79)	86		35	(28)
Balance at Oct. 31, 2010	273,859	81,909	(192,539)	174,360	337,589
Balance (in Shares) at Oct. 31, 2010	67,238,000					67,238,000
Net income (loss)			16,847		16,847	16,847
Other comprehensive income				731	731	731
Repurchase and cancellation of Common shares	(19,775)		(21,864)	(10,759)	(52,398)	(19,775)
Repurchase and cancellation of Common shares (in Shares)	(4,860,000)					4,860,000
Dividends declared			(19,244)		(19,244)
Stock-based compensation		1,250			1,250
Other	(8)		11		3	8
Balance at Oct. 31, 2011	254,076	83,159	(216,789)	164,332	284,778	284,778
Balance (in Shares) at Oct. 31, 2011	62,378,000					62,378,521
Net income (loss)			(28,869)		(28,869)	(28,869)
Other comprehensive income				(40,014)	(40,014)	(40,014)
Repurchase and cancellation of Common shares	(1,911)		(1,160)	(973)	(4,044)	(1,911)
Repurchase and cancellation of Common shares (in Shares)	(469,000)					469,000
Dividends declared			(18,632)		(18,632)
Stock-based compensation		1,567			1,567
Other	3		(24)		(21)	(3)
Balance at Oct. 31, 2012	$ 252,168	$ 84,726	$ (265,474)	$ 123,345	$ 194,765	$ 194,765
Balance (in Shares) at Oct. 31, 2012	61,909,000					61,909,101